Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Instruments Measured at Fair Value	The table below sets forth the financial instruments measured at fair value on a recurring basis, by level within the fair value hierarchy, as of June 30, 2024 and December 31, 2023.
	June 30, 2024
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$18,014,033	$18,014,033
Total Notes Payable, Fair Value Option	$—	$—	$18,014,033	$18,014,033

Derivative Liabilities
Warrants	$—	$—	$2,774,918	$2,774,918
Total Derivative Liabilities	$—	$—	$2,774,918	$2,774,918
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$20,082,880	$20,082,880
Total Notes Payable, Fair Value Option	$—	$—	$20,082,880	$20,082,880

Derivative Liabilities
Warrants	$—	$—	$2,882,692	$2,882,692
Total Derivative Liabilities	$—	$—	$2,882,692	$2,882,692
The tables below set forth the financial instruments measured at fair value on a recurring basis, by level within the fair value hierarchy, as of December 31, 2023 and 2022.
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$20,082,880	$20,082,880
Total Notes Payable, Fair Value Option	$—	$—	$20,082,880	$20,082,880

Derivative Liabilities
Warrants	$—	$—	$2,882,692	$2,882,692
Total Derivative Liabilities	$—	$—	$2,882,692	$2,882,692
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Derivative Liabilities
Bifurcated conversion options	$—	$—	$171,025	$171,025
Warrants	—	—	13,986	13,986
Total Derivative Liabilities	$—	$—	$185,011	$185,011

Schedule of Aggregate Unpaid Balance and Fair Value Option	The table below compares the aggregate unpaid balance on the 2023 Convertible Notes (see Note 7 — Debt for defining of such terms) to the fair value option for such notes as of June 30, 2024:
Unpaid balance	Amount
Outstanding principal amount	$16,000,000
Interest expense payable	1,586,667
Mandatory premium amount	5,276,000
Unpaid balance	$22,862,667

Fair value option	Amount
Notes payable, fair value option	$18,014,033
Interest expense payable	1,586,667
Total fair value option reported	$19,600,700

Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model	The following assumptions were used to fair value the notes payable and warrants:
	June 30, 2024		December 31, 2023
	Notes Payable	Warrants	Notes Payable	Warrants
Expected volatility	32.00%	75.00%	34.00%	77.00%
Risk-free interest rate	5.47%	4.39%	5.14%	3.81%
Dividend yield	—	—	—	—
Term (years)	0.06	4.40	0.55	4.89
Success probability	15.00%	15.00%	15.00%	15.00%
The Company calculated the following weighted-average assumptions based on fair values of the notes payable, bifurcated conversion options, and warrants:
	December 31, 2023		December 31, 2022
	Notes Payable	Warrants	Conversion Options	Warrants
Expected volatility	34.00%	77.00%	54.00%	63.00%
Risk-free interest rate	5.14%	3.81%	4.53%	4.37%
Dividend yield	—	—	—	—
Term (years)	0.55	4.89	0.33	2.00
Success probability	15.00%	15.00%	15.00%	15.00%

Schedule of Reconciliation of Level 3 Balance	A reconciliation of the Company’s Level 3 balance is as follows:
Level 3 Balance at December 31, 2023	$22,965,572
Unrealized gain recognized in earnings	(2,176,621)
Level 3 Balance at June 30, 2024	$20,788,951
A reconciliation of the Company’s Level 3 balance is as follows:
Level 3 Balance at December 31, 2022	$185,011
Unrealized loss recognized in earnings	226,830
Extinguishment of derivative liability due to cancellation of warrants	(84,447)
Notes payable issued in 2023 where the fair value option was elected	20,053,936
Derivative liability from the warrants issued in 2023	2,584,242
Level 3 Balance at December 31, 2023	$22,965,572

Black-Scholes-Merton Model
Fair Value Measurements (Tables) [Line Items]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model	The following range of assumptions were used to fair value the notes payable, conversion options, and warrants;
	December 31, 2023		December 31, 2022
	Notes Payable	Warrants	Conversion Options	Warrants
Expected volatility	34.00%	77.00%	54.00%	63.00%
Risk-free interest rate	5.14%	3.81%	4.53%	4.36% – 4.37%
Dividend yield	—	—	—	—
Term (years)	0.55	4.89	0.33	1.98 – 2.03
Success probability	15.00%	15.00%	15.00%	15.00%